CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parentheticals)	12 Months Ended
Dec. 31, 2018 GBP (£)
Currency translation differences tax
Equity attributable to owners of parent [member]
Currency translation differences tax